Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

September 30, 2020

XCB-QTLY-1120
1.9884862.102

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 68.0%
	Principal Amount	Value
Alabama - 0.6%
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	$200,000	$204,065
Series 2017 A, 4%, tender 7/1/22 (a)	225,000	237,661

TOTAL ALABAMA		441,726

Arizona - 0.6%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(b)	100,000	115,409
Maricopa County Rev.:
Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.5%, tender 10/18/22 (a)(c)	195,000	194,082
Series 2016 A, 5% 1/1/23	100,000	109,788

TOTAL ARIZONA		419,279

California - 0.6%
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.486%, tender 10/1/20 (a)(c)	245,000	244,175
Los Angeles Dept. Arpt. Rev. Series 2015 C, 5% 5/15/21	200,000	205,838

TOTAL CALIFORNIA		450,013

Colorado - 0.6%
Colorado Health Facilities Auth. Series 2019 A, 5% 1/1/22	100,000	105,574
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 4% 11/15/21	100,000	103,867
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/20 (b)	200,000	201,109

TOTAL COLORADO		410,550

Connecticut - 6.0%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	175,000	180,570
Series 2012 E, 5% 9/15/22	210,000	229,593
Series 2014 F, 5% 11/15/20	375,000	377,166
Series 2015 B, 5% 6/15/21	200,000	206,738
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 1.02% 6/15/21 (a)(c)	100,000	100,419
Series 2016 A, 5% 3/15/24	200,000	231,194
Series 2019 A, 5% 4/15/21	150,000	153,856
Series B, 5% 5/15/23	300,000	308,775
Series D, 4% 11/1/21	200,000	208,200
Series E, 5% 9/15/22	200,000	218,660
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	100,000	102,453
Series 2014 A, 1.1%, tender 2/7/23 (a)	300,000	305,466
Series 2017 A2, 5%, tender 7/1/22 (a)	465,000	504,167
Series 2017 C2, 5%, tender 2/1/23 (a)	175,000	194,523
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (b)	100,000	113,366
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	115,000	127,295
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	150,000	165,644
Series 2016 A, 5% 9/1/21	220,000	229,616
Series A, 5% 5/1/23	325,000	364,094

TOTAL CONNECTICUT		4,321,795

District Of Columbia - 0.8%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (b)	205,000	214,376
5% 10/1/22 (b)	20,000	20,865
Series 2017 A, 5% 10/1/22 (b)	215,000	233,752
Series 2019 A:
5% 10/1/21 (b)	10,000	10,457
5% 10/1/22 (b)	5,000	5,436
Series 2020 A, 5% 10/1/22 (b)	85,000	92,414

TOTAL DISTRICT OF COLUMBIA		577,300

Florida - 6.2%
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	240,000	251,273
Series 2012 P1, 5% 10/1/20 (b)	100,000	100,000
Series 2012 P2, 5% 10/1/20	275,000	275,000
Series 2017, 5% 10/1/23 (b)	125,000	140,533
Series 2019 A, 5% 10/1/21 (b)	100,000	104,491
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	194,762
Florida Muni. Pwr. Agcy. Rev.:
Series 2011 A, 5% 10/1/20	215,000	215,000
Series 2011 B, 5% 10/1/22	100,000	104,573
Series 2016 A, 5% 10/1/21	150,000	156,660
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (b)	150,000	154,941
Series 2016 A, 5% 10/1/20 (b)	100,000	100,000
Series 2019 A, 5% 10/1/22 (b)	105,000	113,852
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 10/1/20	200,000	200,000
Series 2013 A:
5% 10/1/20	200,000	200,000
5% 10/1/22	115,000	125,296
Series 2013 D, 5% 10/1/21	200,000	208,983
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/21	165,000	168,741
Miami-Dade County Aviation Rev. Series A1, 5% 10/1/20	170,000	170,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	215,000	241,110
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	150,000	152,801
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2012 B-1, 5% 10/1/20	220,000	220,000
Series 2014 D:
5% 11/1/20	225,000	225,869
5% 11/1/21	100,000	105,167
Series 2015 A, 5% 5/1/21	100,000	102,778
Miami-Dade County Wtr. & Swr. Rev.:
Series 2008 A, 5.25% 10/1/20 (FSA Insured)	100,000	100,000
Series 2015, 5% 10/1/20	175,000	175,000
Palm Beach County School Board Ctfs. of Prtn. Series 2012 C, 5% 8/1/23	115,000	124,883

TOTAL FLORIDA		4,431,713

Georgia - 4.2%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	100,000	101,228
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	75,000	75,275
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	325,000	328,856
Series 2011 A, 5% 1/1/21	220,000	222,474
Series 2019 A:
5% 1/1/21	205,000	207,306
5% 1/1/23	450,000	493,943
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	110,000	121,109
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.69%, tender 12/1/23 (a)(c)	930,000	932,362
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.854%, tender 9/1/23 (a)(c)	400,000	399,556
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	100,000	100,357

TOTAL GEORGIA		2,982,466

Hawaii - 0.2%
Hawaii Gen. Oblig. Series EF, 5% 11/1/20	120,000	120,468
Illinois - 10.8%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	372,066
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/21	225,000	227,406
Series 2012 A, 5% 1/1/21	115,000	116,230
Series 2012 B, 5% 1/1/22 (b)	120,000	125,887
Series 2013 D, 5% 1/1/22	215,000	226,429
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/20	300,000	301,542
5% 11/15/21	150,000	157,196
Series 2014 A:
5% 11/15/20	200,000	201,028
5% 11/15/21	100,000	104,797
Series 2016 A, 5% 11/15/21	100,000	104,797
Illinois Fin. Auth. Rev.:
Series 2011 IL, 4% 12/1/20	150,000	150,868
Series 2012 C, 5% 8/15/21	145,000	150,614
Series 2014 A, 5% 10/1/20	300,000	300,000
Series 2015 A:
5% 11/15/20	110,000	110,547
5% 11/15/21	100,000	104,982
5% 11/15/22	145,000	158,595
5% 11/15/23	150,000	168,759
Series 2016 A, 5% 10/1/22	200,000	215,408
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	165,000	165,454
Series 2012, 5% 8/1/22 (FSA Insured)	100,000	105,939
Series 2017 D, 5% 11/1/20	750,000	751,531
Series 2018 A, 5% 10/1/20	100,000	100,000
Series 2018 B, 5% 10/1/20	240,000	240,000
Series 2019 A, 5% 11/1/20	100,000	100,233
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	170,000	172,580
Illinois Reg'l. Trans. Auth. Series 2016 A, 5% 6/1/21	200,000	205,779
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	100,000	100,744
5% 12/1/22	275,000	301,752
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/22 (FSA Insured)	175,000	173,602
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.375% 6/1/21	595,000	615,376
Series 2017:
5% 6/1/22	235,000	252,101
5% 6/1/23	370,000	412,354
5% 6/1/24	405,000	467,321
Univ. of Illinois Rev. Series 1991, 0% 4/1/21	310,000	308,040

TOTAL ILLINOIS		7,769,957

Indiana - 1.2%
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	145,000	147,343
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.4%, tender 10/1/20 (a)(c)	100,000	99,871
SIFMA Municipal Swap Index + 0.280% 0.4%, tender 10/1/20 (a)(c)	100,000	99,871
Series 2015 B, 1.65%, tender 7/2/22 (a)	50,000	50,808
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 3% 2/1/21	140,000	141,046
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2011 A, 5% 10/1/20	125,000	125,000
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (b)	205,000	222,899

TOTAL INDIANA		886,838

Kentucky - 2.1%
Kentucky State Property & Buildings Commission Rev.:
Series 2018:
5% 5/1/22	225,000	241,403
5% 5/1/23	65,000	72,409
Series B, 5% 11/1/20	200,000	200,748
Series C, 5% 11/1/21	155,000	162,748
Kentucky, Inc. Pub. Energy:
Series 2018 B, 4% 7/1/21	100,000	102,523
Series A, 4% 6/1/22	325,000	342,888
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	152,095
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	252,670

TOTAL KENTUCKY		1,527,484

Louisiana - 0.3%
Louisiana Gen. Oblig. Series 2015 A, 5% 5/1/21	100,000	102,813
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	100,000	100,316

TOTAL LOUISIANA		203,129

Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.62%, tender 1/26/23 (a)(c)	200,000	199,826
Series 2018 A, 4% 10/1/20	100,000	100,000
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A, 5.5% 1/1/22	100,000	100,322
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2010 A, 5% 10/1/22	300,000	300,000

TOTAL MASSACHUSETTS		700,148

Michigan - 2.9%
Detroit/Wayne Co. Stadium Auth. Series 2012, 5% 10/1/20 (FSA Insured)	150,000	150,000
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/20	295,000	296,538
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.6%, tender 2/1/22 (a)(c)	200,000	199,952
Series 2019 B, 3.5%, tender 11/15/22 (a)	70,000	74,171
Series 2015 A, 5% 8/1/22	125,000	135,140
Series 2015 MI, 5% 12/1/21	170,000	178,927
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	181,439
Milan Area Schools Series 2019, 5% 5/1/21	170,000	174,550
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/21	300,000	312,208
Wayne County Arpt. Auth. Rev.:
Series 2012 A, 5% 12/1/20	300,000	302,332
Sseries 2012 A, 5% 12/1/21	100,000	105,505

TOTAL MICHIGAN		2,110,762

Minnesota - 0.6%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	200,000	209,080
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	227,751

TOTAL MINNESOTA		436,831

Missouri - 0.3%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	225,000	232,385
Nebraska - 0.4%
Central Plains Energy Proj. Gas Supply Series 2019, 4% 8/1/21	100,000	102,990
Nebraska Pub. Pwr. District Rev. Series 2014 A, 5% 1/1/21	150,000	151,797

TOTAL NEBRASKA		254,787

Nevada - 1.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (b)	150,000	154,935
Series 2013 A, 5% 7/1/21 (b)	125,000	129,017
Series 2017 C, 5% 7/1/21 (b)	200,000	206,427
Series 2018 A, 5% 7/1/21	265,000	273,718
Clark County School District Series 2016 F, 5% 6/15/21	200,000	206,406
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	100,000	102,175

TOTAL NEVADA		1,072,678

New Jersey - 6.1%
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/22	250,000	264,040
Series 2013 NN 5% 3/1/22	100,000	105,616
Series 2015 XX, 4% 6/15/22	285,000	299,395
New Jersey Gen. Oblig. Series 2014, 5% 6/1/21	100,000	102,795
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 7/1/21	130,000	134,227
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (b)	135,000	135,873
Series 2013, 4% 12/1/20 (b)	40,000	40,193
Series 2015 1A:
5% 12/1/21 (b)	600,000	627,108
5% 12/1/22 (b)	100,000	107,990
Series 2015 A, 5% 12/1/20 (b)	100,000	100,647
Series 2018 B, 5% 12/1/20 (b)	100,000	100,647
Series 2019 A, 5% 12/1/22	15,000	16,239
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (b)	100,000	105,854
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	100,000	102,814
5% 6/1/23	300,000	333,057
5% 6/1/24	255,000	292,727
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	105,502
Series 2016 A:
5% 6/15/21	100,000	102,628
5% 6/15/22	100,000	106,314
Series 2018 A:
5% 6/15/21	255,000	261,702
5% 6/15/22	210,000	223,259
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	570,000	593,623
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	100,000	100,395

TOTAL NEW JERSEY		4,362,645

New York - 1.5%
New York City Gen. Oblig. Series 2016 A, 5% 8/1/22	110,000	119,643
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	100,000	101,575
Series 2011 E, 5% 11/1/20	150,000	150,587
New York Dorm. Auth. Personal Income Tax Rev. Series 2011 C, 5% 3/15/21	160,000	163,511
New York Dorm. Auth. Rev. Series 2011 A, 5% 10/1/22	100,000	102,410
New York Metropolitan Trans. Auth. Rev. Series 2012 D, 5% 11/15/20	280,000	280,702
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/20	130,000	130,737

TOTAL NEW YORK		1,049,165

New York And New Jersey - 2.1%
Port Auth. of New York & New Jersey:
Series 175, 5% 12/1/21	200,000	210,718
Series 177, 5% 7/15/21 (b)	190,000	196,790
Series 178, 5% 12/1/20	200,000	201,542
Series 185, 5% 9/1/21 (b)	100,000	104,154
Series 186, 5% 10/15/21 (b)	100,000	104,665
Series 195, 5% 10/1/21 (b)	100,000	104,532
Series 205, 5% 11/15/20	410,000	412,303
Series 209, 5% 7/15/21	160,000	165,899

TOTAL NEW YORK AND NEW JERSEY		1,500,603

North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/21	200,000	206,841
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/21 (Escrowed to Maturity)	200,000	202,320
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 5% 10/1/20	150,000	150,000

TOTAL NORTH CAROLINA		559,161

Ohio - 1.0%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	155,000	165,173
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.55%, tender 11/15/21 (a)(c)	100,000	99,940
Miami Univ. Series 2017, 5% 9/1/21	300,000	313,198
Ohio Higher Edl. Facility Commission Rev. Series 2012 A, 5% 1/1/23	150,000	158,600

TOTAL OHIO		736,911

Oregon - 0.6%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	155,000	164,088
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	125,000	131,448
Port of Portland Arpt. Rev. Series 25 B, 5% 7/1/21 (b)	150,000	154,499

TOTAL OREGON		450,035

Pennsylvania - 2.9%
Allegheny County Higher Ed. Bldg. Auth. Series 2013, 5% 3/1/21	160,000	163,223
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	100,000	112,373
Delaware County Auth. Univ. Rev. Series 2014, 5% 8/1/21	100,000	103,776
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	85,000	90,831
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	30,000	30,365
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/21	100,000	101,685
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 4% 3/15/21	100,000	101,613
Pennsylvania Gen. Oblig. Series 2011, 5% 11/15/20	60,000	60,343
Pennsylvania Higher Edl. Facilities Auth. Rev. First Series 2012, 5% 4/1/21	125,000	127,917
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.55% 12/1/21 (a)(c)	200,000	200,110
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.62% 12/1/21 (a)(c)	130,000	130,033
Philadelphia Arpt. Rev.:
Series 2011 A, 5% 6/15/21 (b)	100,000	103,030
Series 2017 B, 5% 7/1/21 (b)	100,000	103,275
Philadelphia Auth. For Indl. Dev. Series 2016 1:
5% 4/1/21	175,000	179,075
5% 4/1/22	100,000	106,953
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	150,000	155,574
Philadelphia Wtr. & Wastewtr. Rev. Series 2016, 5% 10/1/20	200,000	200,000

TOTAL PENNSYLVANIA		2,070,176

Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015:
5% 11/1/21	440,000	461,604
5% 11/1/22	110,000	119,409

TOTAL RHODE ISLAND		581,013

South Carolina - 0.8%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	145,000	160,319
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	100,000	100,732
Series 2016 C, 5% 12/1/22	100,000	109,523
Series A, 5% 12/1/21	200,000	210,358

TOTAL SOUTH CAROLINA		580,932

Tennessee - 1.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (b)	1,000,000	1,076,170
Texas - 5.2%
Austin Arpt. Sys. Rev. Series 2019, 5% 11/15/21 (b)	100,000	105,190
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/23	250,000	250,988
Series 2012 E, 5% 11/1/26 (Pre-Refunded to 11/1/20 @ 100) (b)	125,000	125,479
Series 2012 G:
5% 11/1/25	175,000	175,691
5% 11/1/26	175,000	175,691
5% 11/1/27	310,000	311,225
5% 11/1/33	155,000	155,612
Series 2014 D, 5% 11/1/21 (b)	100,000	105,010
Series 2014 E, 5% 11/1/21	125,000	131,389
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 5% 11/15/21	235,000	245,895
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.54%, tender 12/1/22 (a)(c)	215,000	213,781
Series 2013 A, 5% 12/1/20	355,000	357,599
Series 2015-1, 5% 10/1/21	200,000	209,291
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svc. Corp. Proj.) Series 2019, 5% 5/15/21	355,000	365,430
(LCRA Transmission Svcs. Corp. Proj.):
Series 2011 B, 5% 5/15/22	150,000	154,398
Series 2016, 5% 5/15/22	200,000	215,310
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	465,000	470,406

TOTAL TEXAS		3,768,385

Virginia - 0.4%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	120,000	122,938
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	85,000	85,000
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	103,636

TOTAL VIRGINIA		311,574

Washington - 0.8%
Port of Seattle Rev. Series C, 5% 2/1/21 (b)	105,000	106,611
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/22	100,000	107,394
Series 2018, 5% 6/1/23	155,000	172,952
Washington Gen. Oblig. (SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/24	200,000	206,148

TOTAL WASHINGTON		593,105

West Virginia - 0.7%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	400,000	407,965
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	103,995

TOTAL WEST VIRGINIA		511,960

Wisconsin - 1.9%
Pub. Fin. Auth. Series 2020 A, 5% 1/1/22	175,000	184,394
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B:
5%, tender 1/26/22 (a)	100,000	106,103
5%, tender 1/25/23 (a)	110,000	121,321
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.57%, tender 7/27/22 (a)(c)	155,000	154,865
Series 2014 A, 5% 11/15/20	415,000	417,214
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/21	370,000	384,325

TOTAL WISCONSIN		1,368,222

TOTAL MUNICIPAL BONDS
(Cost $48,591,896)		48,870,366

Municipal Notes - 33.9%
Alabama - 2.9%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 0.33% 10/7/20, LOC Bank of America NA, VRDN (a)(b)	180,000	$180,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 0.17% 10/1/20, VRDN (a)(b)	1,380,000	1,380,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.17% 10/1/20, VRDN (a)(b)	550,000	550,000

TOTAL ALABAMA		2,110,000

Arizona - 1.0%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series DBE 80 53, 0% 11/30/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)(f)	600,000	600,000
Series XF 10 91, 0.52% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(f)	100,000	100,000

TOTAL ARIZONA		700,000

California - 0.7%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.47% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)(f)	200,000	200,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(f)	100,000	100,000
Series ZM 06 42, 0.35% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	100,000	100,000
San Jose Multi-family Hsg. Rev. Participating VRDN Series XF 10 85, 0.42% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)(g)	100,000	100,000

TOTAL CALIFORNIA		500,000

Colorado - 2.1%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(f)	1,525,000	1,525,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.21% 10/1/20, VRDN (a)(b)	300,000	300,000
Florida - 0.8%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.18% 10/1/20, VRDN (a)(b)	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	100,000	100,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.39% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	100,000	100,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.17% 10/1/20, VRDN (a)(b)	200,000	200,000

TOTAL FLORIDA		600,000

Georgia - 0.7%
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.18% 10/1/20, VRDN (a)(b)	500,000	500,000
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.24% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	200,000	200,000
Illinois - 2.6%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.32% 10/1/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)	910,000	910,000
Series XM 08 79, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	100,000	100,000
Series XM 08 84, 0.39% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.42% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	520,000	520,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.47% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	200,000	200,000

TOTAL ILLINOIS		1,830,000

Kentucky - 1.4%
Hopkinsville Indl. Bldg. Rev. Series 2006, 0.22% 10/7/20, LOC Truist Bank, VRDN (a)(b)	500,000	500,000
Kentucky Econ. Dev. Fin. Auth. (Catholic Health Initiatives Proj.) Series C, 0.21% 10/7/20, VRDN (a)	100,000	100,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.37% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(f)	100,000	100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.19% 10/1/20, VRDN (a)(b)	100,000	100,000
Series 2020 B1, 0.19% 10/1/20, VRDN (a)(b)	200,000	200,000

TOTAL KENTUCKY		1,000,000

Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.2% 10/7/20, VRDN (a)	690,000	690,000
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series 005, 0.42% 10/1/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	100,000	100,000
Series 1995, 0.31% 10/7/20 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	175,000	175,000

TOTAL MARYLAND		275,000

Massachusetts - 0.4%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.42% 10/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(f)	280,000	280,000
Michigan - 0.3%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	200,000	200,000
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.35% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	100,000	100,000
Missouri - 0.3%
Mercy Health Participating VRDN Series Floaters XL 00 80, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	100,000	100,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.37% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	100,000	100,000

TOTAL MISSOURI		200,000

Montana - 0.1%
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XF 10 90, 0.52% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	100,000	100,000
New Jersey - 0.4%
Bloomingdale BAN Series 2020, 2.25% 2/26/21	192,300	193,808
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XM 09 12, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	120,000	120,000

TOTAL NEW JERSEY		313,808

New York - 4.6%
East Rochester Hsg. Auth. Rev. (Home Good Sheperd Proj.) Series A, 0.28% 10/7/20, LOC RBS Citizens NA, VRDN (a)	235,000	235,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	200,000	202,640
5% 5/15/21	615,000	623,118
Series 2019 D1, 5% 9/1/22	1,100,000	1,136,850
Participating VRDN:
Series XF 05 83, 0.57% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	300,000	300,000
Series ZF 02 18, 0.57% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	200,000	200,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.38% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	100,000	100,000
Series XM 08 80, 0.32% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	100,000	100,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.41% 10/7/20, LOC RBS Citizens NA, VRDN (a)	100,000	100,000
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XM 08 34, 0.57% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	200,000	200,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series RBC 16 ZM 0138, 0.32% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	100,000	100,000

TOTAL NEW YORK		3,297,608

North Carolina - 0.1%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 0.28% 10/1/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	100,000	100,000
South Carolina - 2.4%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.37% 10/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(f)	100,000	100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 0.38% 10/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	200,000	200,000
Series Floaters XM 03 84, 0.38% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	1,400,000	1,400,000

TOTAL SOUTH CAROLINA		1,700,000

South Dakota - 0.3%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 97, 0.27% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	200,000	200,000
Tennessee - 2.0%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2014:
0.32% 6/28/21, CP	500,000	500,000
0.33% 5/28/21, CP	900,000	900,021

TOTAL TENNESSEE		1,400,021

Texas - 5.7%
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.16% 10/1/20, VRDN (a)(b)	520,000	520,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 0.32% 10/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.51% 10/7/20, VRDN (a)(b)	2,300,000	2,299,988
Series 2010 D:
0.4% 10/7/20, VRDN (a)	300,000	300,000
0.43% 10/7/20, VRDN (a)	575,000	575,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(f)	100,000	100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	100,000	100,000

TOTAL TEXAS		4,094,988

Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 0.47% 10/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(f)	200,000	200,000
Series XM 08 82, 0.39% 10/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(f)	100,000	100,000

TOTAL UTAH		300,000

Virginia - 2.4%
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 0.47% 10/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(f)	1,555,000	1,555,000
Virginia Small Bus. Fing. Auth. Series 2004, 0.22% 10/7/20, LOC Truist Bank, VRDN (a)(b)	195,000	195,000

TOTAL VIRGINIA		1,750,000

Washington - 0.1%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.47% 11/12/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(f)	100,000	100,000
TOTAL MUNICIPAL NOTES
(Cost $24,410,212)		24,366,425
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $73,002,108)		73,236,791
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(1,385,294)
NET ASSETS - 100%		$71,851,497

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $800,000 or 1.1% of net assets.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series DBE 80 53, 0% 11/30/20 (Liquidity Facility Deutsche Bank AG New York Branch)	9/30/20	$600,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.47% 11/4/20 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$9,236
Total	$9,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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